Simple Agreements for Future Equity- Amendment In Connection With Consummation Of Business Combination (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	May 09, 2024
Simple Agreements for Future Equity
Outstanding Principal Balances of SAFE Notes Before Closing | $	$ 42,557,000	$ 42,557,000
Legacy Oklo Common Stock Issuable (in shares) | shares	1,386,983	1,386,983
Class A Common Stock | Legacy Oklo
Simple Agreements for Future Equity
Exchange Ratio			6.062
Class A Common Stock | Legacy Oklo | AltC
Simple Agreements for Future Equity
Issuance of Class A common stock upon conversion of simple agreements for future equity immediately before the Business Combination (Note 3) (Shares) | shares	8,407,894	8,407,894
Legacy Oklo SAFEs
Simple Agreements for Future Equity
Outstanding Principal Balances of SAFE Notes Before Closing | $	$ 0	$ 32,325,000
Legacy Oklo SAFEs, with a Valuation Cap of $300,000,000
Simple Agreements for Future Equity
Debt valuation cap | $	300,000,000	300,000,000
Outstanding Principal Balances of SAFE Notes Before Closing | $	$ 13,994,800	$ 13,994,800
Legacy Oklo Price Per Share Upon Conversion (in dollars per share) | $ / shares	$ 22.445945	$ 22.445945
Legacy Oklo Common Stock Issuable (in shares) | shares	623,487	623,487
Legacy Oklo SAFEs, with a Valuation Cap of $300,000,000 | Legacy Oklo | AltC
Simple Agreements for Future Equity
Exchange Ratio	6.062	6.062
Legacy Oklo SAFEs, with a Valuation Cap of $300,000,000 | Class A Common Stock | Legacy Oklo | AltC
Simple Agreements for Future Equity
Issuance of Class A common stock upon conversion of simple agreements for future equity immediately before the Business Combination (Note 3) (Shares) | shares	3,779,578	3,779,578
Legacy Oklo SAFEs, with a Valuation Cap of $500,000,000
Simple Agreements for Future Equity
Debt valuation cap | $	$ 500,000,000	$ 500,000,000
Outstanding Principal Balances of SAFE Notes Before Closing | $	$ 28,562,200	$ 28,562,200
Legacy Oklo Price Per Share Upon Conversion (in dollars per share) | $ / shares	$ 37.409909	$ 37.409909
Legacy Oklo Common Stock Issuable (in shares) | shares	763,496	763,496
Legacy Oklo SAFEs, with a Valuation Cap of $500,000,000 | Legacy Oklo | AltC
Simple Agreements for Future Equity
Exchange Ratio	6.062	6.062
Legacy Oklo SAFEs, with a Valuation Cap of $500,000,000 | Class A Common Stock | Legacy Oklo | AltC
Simple Agreements for Future Equity
Issuance of Class A common stock upon conversion of simple agreements for future equity immediately before the Business Combination (Note 3) (Shares) | shares	4,628,316	4,628,316